Employee Incentive Mortgages (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Employee Incentive Mortgages [Abstract]
Mortgages amount	$ 75,000
Unamortized balances of mortgages	$ 0	$ 6,578